Borrowings - Narrative (Details)	12 Months Ended
	Jun. 30, 2025 Ratio	Jun. 30, 2024 Ratio
Disclosure of detailed information about borrowings [line items]
Minimum interest cover ratio	5
Maximum leverage ratio	2.5
Borrowings, Restrictive Covenants, Minimum Interest Cover Ratio Actual	97.3	44.1
Borrowings, Restrictive Covenants, Maximum Leverage Ratio Actual	(0.4)	0.2